COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Less than one year	$ 164
One to five years	399
Commitments And Contingencies
Statement [Line Items]
Less than one year	104
One to five years	134
Total commitment	$ 238